Feb. 28, 2025
(abrdn Funds) | (abrdn Infrastructure Debt Fund)
Objective
The abrdn Infrastructure Debt Fund (the “Infrastructure Debt Fund” or the “Fund”) seeks a high level of current income with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in abrdn Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A and Class A1 Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 141 and 191 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A and Class A1 Sales Charges” and “Reduction of Sales Charges” sections on pages 105 and 106 of the Fund’s Statement of Additional Information, respectively. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (abrdn Funds) - (abrdn Infrastructure Debt Fund) - USD ($)		Class A		Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		3.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		1.00%	[1]	none	none
Small Account Fee	[2]	$ 20		$ 20	$ 20
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (abrdn Funds) - (abrdn Infrastructure Debt Fund)		Class A	Institutional Class	Institutional Service Class
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		1.02%	1.03%	1.02%
Total Annual Fund Operating Expenses		1.77%	1.53%	1.52%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.73%	0.86%	0.73%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.04%	0.67%	0.79%
[1]	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.65% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2026 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares and Institutional Service Class shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual limitation until its expiration, which impacts the 1-Year figures listed below). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (abrdn Funds) - (abrdn Infrastructure Debt Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	403	771	1,164	2,263
Institutional Class	68	399	753	1,750
Institutional Service Class	81	409	760	1,750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio investment.

Principal Strategies
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in U.S. and non-U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. Infrastructure-related securities include securities issued to finance any assets or projects that support the operation, function, growth or development of a community or economy.
The infrastructure investments in which the Fund may invest include, without limitation, fixed or floating-rate debt instruments, loans or other income-producing instruments issued:

●	by companies or other issuers to finance (or re-finance) the ownership, development, construction, maintenance, renovation, enhancement, or operation of infrastructure assets;

●	by companies or other issuers that invest in, own, lease or hold infrastructure assets; and

●
by companies or other issuers that operate infrastructure assets or provide services, products or raw materials related to the development, construction, maintenance, renovation, enhancement or operation of infrastructure assets.

The Fund may hold instruments issued by a wide range of entities including, among others, operating companies, holding companies, special purpose vehicles, including vehicles created to hold or finance infrastructure assets, municipal issuers, and governments and government agencies, authorities or instrumentalities.
The infrastructure assets to which the Fund may have exposure through its investments include, without limitation, assets related to:

●	transportation (e.g., airports, metro systems, subways, railroads, ports, toll roads);

●	transportation equipment (e.g., shipping, aircraft, railcars, containers);

●	electric utilities and power (e.g., power generation, transmission and distribution);

●	energy (e.g., exploration and production, pipeline, storage, refining and distribution of energy), including renewable energies (e.g., wind, solar, hydro, geothermal);

●	communication networks and equipment;

●	water and sewage treatment;

●	social infrastructure (e.g., health care facilities, government buildings and other public service facilities); and

●	metals, mining, and other resources and services related to infrastructure assets (e.g., cement, chemical companies).

The Fund may invest up to 20% of its assets on non-infrastructure-related securities.
For purposes of the Fund’s 80% policy, debt securities include fixed income securities of any type; however, the Fund intends to invest primarily in municipal debt and corporate debt, with municipal debt comprising no less than 50% of its assets, and typically approximately 60% of its assets.
Generally, the Fund intends to invest in bonds issued by both domestic and foreign issuers, including foreign issuers from emerging market countries. While the Fund’s investments will generally be denominated in U.S. dollars, the Fund may also invest in non-dollar denominated instruments.
The Fund may also invest in securities having a variable or floating interest rate. The Fund may invest in fixed-income securities of any maturity or duration.
Under normal market conditions, the Fund will maintain a weighted average credit rating of “BBB–” or above by Standard & Poor’s Rating Service (“S&P”), or “Baa3” or above by Moody’s Investors Service, Inc. (“Moody’s”), or a comparable rating by another nationally recognized statistical rating organization. Although the Fund typically invests in investment grade debt, the Fund may also invest in high income producing instruments, rated at the time of purchase below “BBB–” by S&P, or below “Baa3” by Moody’s, or below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality. Split rate bonds will be considered to have the higher credit rating. The Fund may invest in securities rated in the lowest ratings category or in default (i.e., “junk bonds”, which are speculative).
The Fund’s investments may include bonds that are labeled as social, sustainability or green.
In selecting investments for the Fund, the Adviser and Sub-adviser examine the material risks of an investment across a spectrum of considerations including financial metrics, regional and national conditions and industry specific factors. The Adviser and Sub-adviser will also consider the most material potential ESG (Environmental, Social and Governance) risks and opportunities impacting issuers, where relevant. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser and Sub-adviser. The materiality of ESG factors to the investment process varies across issuers and instrument types.
In selecting the Fund’s municipal debt securities, the Adviser and Sub-adviser generally look for a wide range of U.S. issuers and securities that provide high current income, including unrated bonds and securities of smaller issuers that offer high current income and might be overlooked by other investors and funds. The Adviser and Sub-adviser also focus on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities. The Adviser and Sub-adviser may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but is not required to do so.
In selecting the Fund’s corporate debt securities, the Adviser and Sub-adviser seek to invest in securities of issuers that are expected to exhibit stable to improving credit characteristics based on industry trends, company positioning, and management strategy, taking into account the potential positive impact of any restructurings or other corporate reorganizations.
The Fund may use derivatives under certain market conditions to manage duration and to hedge currency exposure. The Fund expects that derivative instruments will include the purchase and sale of U.S. treasury futures contracts and forward foreign exchange contracts.
All distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be includible in taxable income for purposes of the federal alternative minimum tax. The Fund does not seek to provide income exempt from federal income tax.

Principal Risks
Performance
The bar chart and table below can help you evaluate potential risks of the Fund. The bar chart shows how the Fund’s annual total returns for Institutional Service Class have varied from year to year. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance. Returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.abrdn.com/us/literature or call 866-667-9231.
The Fund changed its investment objective and strategies effective August 18, 2023, November 15, 2019 and August 15, 2016. In connection with the changes effective August 18, 2023, the Fund transitioned from an “absolute return” strategy with a global focus to a focus on U.S. and non-U.S. infrastructure-related debt. Performance information for periods prior to August 18, 2023, November 15, 2019 and August 15, 2016 reflect different investment strategies.
In connection with the change in investment objective and strategy on August 18, 2023, the Fund changed its name from abrdn Global Absolute Return Strategies Fund to abrdn Infrastructure Debt Fund. In connection with the change in investment objective and strategy on November 15, 2019, the Fund changed its name from Aberdeen Global Unconstrained Fixed Income Fund to Aberdeen Global Absolute Return Strategies Fund. In connection with the change in investment objective and strategy on August 15, 2016, the Fund changed its name from Aberdeen Global Fixed Income Fund to Aberdeen Global Unconstrained Fixed Income Fund.

Annual Total Returns – Institutional Service Class Shares (Years Ended Dec. 31)

Highest Return: 6.93% - 4th quarter 2023 Lowest Return: -5.24% - 1st quarter 2022
Average Annual Total Returns as of December 31, 2024
After-tax returns are shown in the following table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - (abrdn Funds) - (abrdn Infrastructure Debt Fund)		1 Year	5 Years	10 Years
Class A		1.43%	(1.74%)	0.53%
Institutional Class		5.01%	(0.77%)	1.16%
Institutional Service Class		4.83%	(0.91%)	1.03%
After Taxes on Distributions | Institutional Service Class		2.16%	(1.88%)	0.10%
After Taxes on Distributions and Sale of Fund Shares | Institutional Service Class	[1]	2.83%	(1.07%)	0.42%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25%	(0.33%)	1.35%
[1]	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.